[Deutsche Asset Mangement logo omitted]

Mutual Fund
     Semi-Annual Report
         March 31, 2000

PreservationPlus
Formerly BT PreservationPlus Fund

[Deutsche Bank Group logo omitted]

PreservationPlus
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................   3

              PRESERVATIONPLUS

                 Statement of Assets and Liabilities ...................   7
                 Statement of Operations ...............................   8
                 Statements of Changes in Net Assets ...................   9
                 Financial Highlights ..................................  10
                 Notes to Financial Statements .........................  14

              PRESERVATIONPLUS PORTFOLIO

                 Schedule of Portfolio Investments .....................  17
                 Statement of Assets and Liabilities ...................  23
                 Statement of Operations ...............................  24
                 Statements of Changes in Net Assets ...................  25
                 Financial Highlights ..................................  26
                 Notes to Financial Statements .........................  27

                         ------------------------------
            The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
                         ------------------------------

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                                        2

PreservationPlus
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for the period ended March 31, 2000 for PreservationPlus Fund (the "Fund"). It provides a review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The name of the Fund has changed to PreservationPlus, to reflect the acquisition of Bankers Trust by Deutsche Bank. The Fund's investment objectives, policies and strategies, as well as its portfolio managers, remain the same.

The PreservationPlus Fund was the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC commingled funds and other stable value products. The Fund is open to investors in participant-directed employee benefit plans that meet certain eligibility criteria, including corporate 401(k), public 457, and not-for-profit 403(b) plans.

MARKET ACTIVITY
OVERALL, THE U.S. BOND MARKET WAS DOMINATED BY THREE ADDITIONAL INTEREST RATE HIKES BY THE FEDERAL RESERVE BOARD DURING THE SIX MONTHS ENDED MARCH 31, 2000.
o The U.S. economy remained vibrant with GDP growth in excess of 7% in the fourth quarter of 1999, its fastest pace in almost sixteen years, and what is estimated to be more than 5% in the first quarter of 2000. But the GDP deflator rose by less than 2%, lower than expected, suggesting overall inflation remained benign. Crude oil prices reached a high of $35/barrel but, following an agreement with OPEC, declined to $27/barrel by the end of the semi-annual period.
o Still, the Federal Reserve Board argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation. It continued tightening monetary policy.
o For the six-month period, the 2-year and 5-year U.S. Treasury yields rose by 0.88% and 0.56%, respectively. But the 30-year Treasury rallied, with yields declining by 0.22%. Yield spreads widened for all three of the credit-dependent "spread sectors",--i.e. corporate, mortgage and asset-backed--primarily as a result of a flight to quality that favored U.S. Treasuries.

DURING THE FOURTH QUARTER OF 1999, THE FEDERAL RESERVE BOARD FOLLOWED UP ITS JUNE 30 AND AUGUST 24 RATE HIKES BY RAISING THE FED FUNDS RATE BY ANOTHER 0.25% ON NOVEMBER 16TH IN AN ATTEMPT TO REIN IN ECONOMIC GROWTH AND KEEP INFLATION IN CHECK.
o U.S. Treasuries suffered and yields rose, as investors grew increasingly concerned over the ongoing extraordinary performance of the U.S. economy, expectations of further Fed tightening, and liquidity shortages surrounding the Y2K phenomenon. Yields on the 5-year Treasury note ended the quarter up 0.59% to a level of 6.34%, and the 30-year Treasury yield rose 0.43% to 6.48%. The U.S. Treasury market returned -0.75% for the quarter.
o In contrast, the "spread sectors" benefited from the strength of the economy and experienced positive relative performance. The increase in the general level of interest rates, a reduction in volatility, and a slowdown in prepayments benefited mortgage securities. Asset-backed securities benefited as increased investor demand wrestled with favorable supply technicals. Investment grade corporate bonds posted the best excess return performance since 1991 on the U.S.' economic strength. For the fourth quarter, mortgage-backed securities, asset-backed securities and corporate bonds recorded positive returns of 0.38%, 0.27% and 0.03%, respectively.

DURING THE FIRST QUARTER OF 2000, THE FEDERAL RESERVE BOARD RAISED RATES AGAIN ON FEBRUARY 2 AND MARCH 21 BY ANOTHER 0.25% EACH TIME, AND LONG-TERM U.S. TREASURIES IN PARTICULAR BENEFITED FROM SEVERAL UNEXPECTED CHANGES.

o U.S. Treasury bonds gained the most during the first quarter that they had in more than a decade, with a return of 3.79%. This outperformance was primarily triggered by three factors. First, the U.S. Treasury market benefited from a flight to quality based on high volatility within the global equity markets, especially at the end of March. Second, the flight to quality was buttressed by concerns regarding a pull-back of the credit line from what are known as Government Sponsored Entities, i.e. the U.S. agency sector of the fixed income market. Third, the U.S. Treasury announced its decision to reduce the number of auctions held and to institute a buyback program, whereby the U.S. Treasury would buy back its own 30-year issues with budget surplus monies. The result was a perceived scarcity value--and a rally--for U.S. Treasuries.
o Still, yields were mixed with the 30-year Treasury bond declining by 0.65% but the 2-year Treasury note yield rising by 0.25%. This caused the Treasury yield curve to invert.

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                                        3

PreservationPlus
------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o The "spread sectors" had positive nominal returns but underperformed comparable duration Treasuries. Asset-backed securities, mortgage-backed securities and corporate bonds returned 1.52%, 1.38% and 1.43%, respectively, for the quarter.

INVESTMENT REVIEW
THE FUND IS DIVERSIFIED ACROSS THE MAJOR SECTORS OF THE INVESTMENT GRADE FIXED INCOME MARKET. As of March 31, 2000, the portfolio was allocated 24% to corporate bonds, 24% to mortgage-backed securities, 18% to asset-backed securities, 11% to U.S. Treasuries/agencies, 2% to foreign debt and 21% to cash equivalents. This allocation of fixed income securities was intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered higher yields than U.S. government securities. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the Fund's NAV.

                                                          CUMULATIVE TOTAL                  AVERAGE ANNUAL
                                                              RETURNS                       TOTAL RETURNS

                                                  Past 6       Past 1        Since       Past 1        Since
 Periods ended March 31, 2000 (unaudited)         months         year    inception(3)      year     inception(3)
 PRESERVATIONPLUS INSTITUTIONAL
  CLASS1 (INCEPTION 12/14/97)                       2.87%       5.71%        13.77%        5.71%         5.79%
------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index(2)
   (since 12/31/97)                                 1.89%       3.72%        11.72%        3.72%         5.05%
------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Index(2)
   (since 12/31/97)                                 3.02%       6.07%        14.24%        6.07%         6.10%
 iMoneyNet First Tier Retail Money Fund Universe(2)
   (since 12/31/97)                                 2.55%       4.82%        11.73%        4.82%         4.85%
 PRESERVATIONPLUS INSTITUTIONAL
  SERVICE CLASS1,5 (INCEPTION 4/1/98)               2.79%       5.55%        11.51%        5.55%         5.60%
------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index(2)
   (since 3/31/98)                                  1.89%       3.72%        10.14%        3.72%         4.95%
------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Index(2)
   (since 3/31/98)                                  3.01%       6.06%        12.54%        6.06%         6.08%
 iMoneyNet First Tier Retail Money Fund Universe(2)
   (since 3/31/98)                                  2.55%       4.82%         9.88%        4.82%         4.80%
 PRESERVATIONPLUS INVESTMENT (FORMERLY SERVICE
  CLASS)4 CLASS1 (INCEPTION 9/23/98)                2.66%       5.28%         8.17%        5.28%         5.31%
------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index(2)
   (since 9/30/98)                                  1.89%       3.72%         5.30%        3.72%         3.50%
------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Index(2)
   (since 9/30/98)                                  2.79%       5.53%         8.25%        5.53%         5.42%
 iMoneyNet First Tier Retail Money Fund Universe(2)
   (since 9/30/98)                                  2.55%       4.82%         7.20%        4.82%         4.72%
------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value of the funds will fluctuate so that when redeemed, investor's shares may be worth more or less than their original cost.Returns would have been lower during the specified period if certain fees and expenses had not been waived by theFund.Performance assumes reinvestment of dividends and capital gain distributions excluding 2% maximum redemption fee. The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable share value. The Fund holds fixed income securities, money market instruments, other instruments, and contracts with financial institutions, such as insurance companies and banks that are intended to stabilize the value per share.

(2) In addition to the iMoneyNet Fund Averages, we use two alternative benchmarks. The Lehman 1 to 3 Year Government/Corporate Index, our primary benchmark, is an unmanaged total return index consisting of all U.S. Government agency securities, U.S. Government Treasury securities, and all investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Index is an unmanaged index that closely reflects the market sectors in which the Fund invests. IBCFirstTier Retail Money FundUniverse changed its name to iMoneyNet First Tier Retail Money FundUniverse.

(3) The benchmarks for the Since Inception time periods are calculated from December 31, 1997 for the Institutional Class, from March 31, 1998 for the Institutional Service Class, and from September 30, 1998 for the Investment Class (formerly Service Class) comparisons. 4 On December 31, 1999, thePreservationPlus Investment Class was liquidated.On January 31, 2000, the PreservationPlus Service Class was renamed the PreservationPlus InvestmentClass. 5 On October 18,1999, PreservationPlus Institutional Service Class ceased establishing new accounts.

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                                        4

PreservationPlus
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 PORTFOLIO DIVERSIFICATION
 By Theme as of March 31, 2000 (percentages are based on market value)

 Mortgage Backed ............................  24.17%

 Money Market Fund ..........................  21.29

 Asset Backed ...............................  17.74

 Financial Services .........................  10.73

 Industrial .................................   6.90

 U.S.Treasury Bills .........................   5.41

 U.S.Treasury ...............................   5.03

 Other ......................................   3.55

 Utilities ..................................   3.15

 Foreign Debt ...............................   2.03

THE FUND WAS THE FIRST SEC REGISTERED MUTUAL FUND TO MAKE USE OF WRAPPER AGREEMENTS TO SEEK TO MAINTAIN PRINCIPAL STABILITY IN THE FACE OF FLUCTUATIONS IN VALUES DUE TO CHANGES IN YIELDS. To date, we have negotiated four Wrapper Agreements, each of which covers approximately one quarter of the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of March 31, 2000 are issued by Bank of America NT&SA, National Westminster Bank PLC, Credit Suisse Financial Products, and Transamerica Life Insurance & Annuity Co.

THE FUND HAS MAINTAINED A HIGH QUALITY PORTFOLIO. The average credit quality of investments in the Fund was AA+ at the end of the semi-annual period, as measured by Standard & Poor's. The average quality of the issuers of the Wrapper Agreements improved during the period from AA- at September 30, 1999 to AA on March 31, as measured by Standard & Poor's. The Fund's duration at March 31, 2000 stood at 2.95 years.

MANAGER OUTLOOK
We believe that unless the laws of supply and demand are repealed, the growth of U.S. demand must eventually stop outstripping the growth of what the economy's available workers can supply. Even with fantastic gains in productivity, the U.S. economy's supply side has been unable to keep up with the breakneck pace of domestic demand, so it has to stretch its labor resources even further and rely increasingly on foreign production. Obviously, this can not go on forever. What is less clear, however, is what will drive the inevitable realignment of supply and demand, whether it will proceed smoothly, what the consequences will be for the financial markets, and how those consequences will feed back into the real economy.

We suspect that a combination of higher interest rates and less frothy equity markets will be necessary to realign domestic demand with supply. The recent rise in energy prices, if sustained, might also help restrain demand a bit by cutting into domestic purchasing power. It is hard to say exactly how much of each will be required, and there are many permutations that could potentially do the trick. One scenario that makes sense to us is another 0.50% of rate hikes by the Federal Reserve Board, relatively flat equity markets for the rest of the year, and the persistence of the recent spike in energy prices at least through the summer. This combination should be enough to slow domestic demand growth by late 2000/2001 to a rate at, or slightly below, the economy's supply potential. In our view, this "soft landing" would ease pressures on productive resources and prevent incipient inflation pressures from becoming too deeply entrenched.

Given this outlook, we believe the first quarter of 2000 fixed income rally may slow. We anticipate that fixed income yields may drift a bit higher and yield spreads may widen over the near term. These conditions should present us with attractive but limited opportunities to invest new cash flows at higher yields. Over the longer term, we maintain a generally positive but cautious outlook for the U.S. fixed income markets.

We maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting the highest quality spread sector assets at the maximum yield possible, while normally maintaining a 10% cash allocation to provide liquidity. This liquidity facilitates effective wrapper agreement management while seeking to maximize the return volatility of the fixed income securities.

We value your support of the PreservationPlus Fund and look forward to serving your investment needs in the years ahead.

          /s/SIGNATURES ERIC KIRSCH, JOHN AXTELL AND LOUIS R. D'ARIENZO

                 Eric Kirsch, John Axtell and Louis R. D'Arienzo
                            Portfolio Managers of the
                           PRESERVATIONPLUS PORTFOLIO
                                 March 31, 2000

PreservationPlus
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

PRESERVATIONPLUS INVESTMENT CLASS (formerly Service Class)(2) LEHMAN, iMONEYNET AND WRAPPED LEHMAN GROWTH OF A $10,000 INVESTMENT (SINCE SEPTEMBER 23, 1998)(1) [line graph omitted] plot points as follows:

                               Lehman 1-3 Year                  Wrapped Lehman
         BT PreservationPlus  Government/Corporate               Intermediate
        Fund Investment Class     Index          iMoneyNet        Aggregate
Sep-98           10000            10000            10000            10000
Sep-99           10536            10334            10452            10129
Mar-00           10817            10530            10720            10825


        Average Annual Total Return for the Period Ended March 31, 20003
                     (excluding 2% maximum redemption fee)
                     One Year 5.28%   Since 9/23/981 5.31%


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above graph represents performance information of Investment Class Shares (formerly Service Class)(2). Performance of the other classes will vary based on differences in fees and expenses. Performance figures assume the reinvestment of dividends and capital gain distributions. Performance figures also include the effect of any income received by the Fund if redemption fees are paid by fund shareholders, however, they do not reflect a deduction for a redemption fee assessed at the end of the periods shown. Benchmark returns are for the period beginning September 30, 1998.
(1) The Fund's  inception  date.
(2) On December 31, 1999, PreservationPlus InvestmentClass was liquidated. On January 31, 2000, PreservationPlus Service Class was renamed the PreservationPlus InvestmentClass.
(3) Unaudited.

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                                        6

PreservationPlus
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  AS OF
                                                                  MARCH 31, 2000
ASSETS
   Investment in PreservationPlus Portfolio, at Value ...........  $355,483,882
   Receivable for Shares of Beneficial Interest Subscribed ......        84,530
   Prepaid Expenses and Other ...................................       248,955
   Due from Bankers Trust .......................................        45,720
                                                                   ------------
Total Assets ....................................................   355,863,087
                                                                   ------------
LIABILITIES
   Dividend Payable .............................................        94,924
   Accrued Expenses and Other ...................................       214,946
                                                                   ------------
Total Liabilities ...............................................       309,870
                                                                   ------------
NET ASSETS ......................................................  $355,553,217
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in Capital ..............................................  $356,151,766
   Accumulated Net Realized Loss on Investment Transactions .....    (2,826,600)
   Net Unrealized Depreciation on Investment ....................    (8,902,124)
   Unrealized Appreciation on Wrapper Agreements ................    11,130,175
                                                                   ------------
NET ASSETS ......................................................  $355,553,217
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Investment Class Shares1 (formerly Service Class)(4) .........  $      10.00
                                                                   ============
   Institutional Class Shares(2) ................................  $      10.00
                                                                   ============
   Institutional Service Class Shares(3,5) ......................  $      10.00
                                                                   ============


--------------------------------------------------------------------------------
(1) Net asset value, offering and redemption price per share (based on net assets of $30,577,181 and 3,057,718 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
(2) Net asset value, offering and redemption price per share (based on net assets of $209,443,230 and 20,944,320 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
(3) Net asset value, offering and redemption price per share (based on net assets of $115,532,806 and 11,553,281 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
(4) On December 31, 1999, PreservationPlus Investment Class was liquidated. On January 31, 2000,PreservationPlus Service Class was renamed PreservationPlus Investment Class.
(5) On October 18, 1999, PreservationPlus InstitutionalService Class ceased establishing new accounts.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                        7

PreservationPlus
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                  MARCH 31, 2000
INVESTMENT INCOME
   Income allocated from PreservationPlus Portfolio, net ........   $10,316,057
                                                                    -----------
EXPENSES
   Administration and Service Fees -
     Investment Class(1) ........................................         9,300
   Administration and Service Fees -
     Institutional Class ........................................       101,295
   Administration and Service Fees -
     Institutional Service Class ................................        58,252
   Administration and Service Fees -
     Investment Class (formerly Service Class)(2) ...............        43,092
   Shareholder Service Fee - Institutional Service Class ........        87,378
   Shareholder Service Fee - Investment Class
     (formerly Service Class)(2) ................................        43,092
   Registration Fees ............................................         1,825
   Printing and Shareholder Reports .............................        12,041
   Trustees Fees ................................................         9,489
   Professional Fees ............................................        46,987
   Organization Expenses ........................................        29,461
   Miscellaneous ................................................           888
                                                                    -----------
Total Expenses ..................................................       443,100
Less: Fee Waivers or Expense Reimbursements
     Investment Class1 ..........................................        (9,211)
     Institutional Class ........................................       (99,565)
     Institutional Service Class3 ...............................       (60,341)
     Investment Class (formerly Service Class)2 .................       (47,619)
                                                                    -----------
Net Expenses ....................................................       226,364
                                                                    -----------
NET INVESTMENT INCOME ...........................................    10,089,693
                                                                    -----------
   Net Realized Loss from Investment Transactions ...............      (535,236)
   Net Change in Unrealized Appreciation/Depreciation
     on Investment ..............................................    (3,385,621)
   Net Change in Unrealized Appreciation/Depreciation
     on Wrapper Agreements ......................................     3,920,857
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND WRAPPER AGREEMENTS .......................................            --
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $10,089,693
                                                                    ===========

--------------------------------------------------------------------------------
(1) On December 31, 1999,PreservationPlus Investment Class was liquidated.
(2) On January 31, 2000, PreservationPlus Service Class was renamed PreservationPlus InvestmentClass.
(3) On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

PreservationPlus
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE SIX            FOR THE
                                                            MONTHS ENDED           YEAR ENDED
                                                           MARCH 31, 2000(2)   SEPTEMBER 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                     $ 10,089,693        $ 15,863,943
   Net Realized Loss from Investment Transactions                (535,236)         (2,122,205)
   Net Change in Unrealized Appreciation/
     Depreciation on Investment                                (3,385,621)         (9,468,496)
   Net Change in Unrealized Appreciation/
     Depreciation on Wrapper Agreements                         3,920,857          11,590,701
                                                             ------------        ------------
   Net Increase in Net Assets from Operations                  10,089,693          15,863,943
                                                             ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income
     Investment Class(3)                                         (198,708)         (1,023,937)
     Institutional Class                                       (5,746,224)         (9,995,052)
     Institutional Service Class(5)                            (3,210,404)         (4,330,326)
     Investment Class (formerly Service Class)(4)                (934,357)           (514,628)
   Net Realized Gain from Investment Transactions(1)
     Investment Class(3)                                               --             (90,966)
     Institutional Class                                               --            (874,487)
     Institutional Service Class(5)                                    --            (284,725)
     Investment Class (formerly Service Class)(4)                      --             (14,071)
                                                             ------------        ------------
Total Distributions                                           (10,089,693)        (17,128,192)
                                                             ------------        ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Decrease/Increase Resulting from Investment
     Class Shares(3)                                          (21,754,347)          6,841,984
   Net Increase Resulting from Institutional Class Shares      22,879,989          25,244,841
   Net Increase Resulting from Institutional Service
     Class Shares(5)                                              597,450          60,083,543
   Net Increase Resulting from Investment Class Shares
     (formerly Service Class)(4)                               13,478,471          16,708,354
                                                             ------------        ------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest                                         15,201,563         108,878,722
                                                             ------------        ------------
TOTAL INCREASE IN NET ASSETS                                   15,201,563         107,614,473
NET ASSETS
   Beginning of Period                                        340,351,654         232,737,181
                                                             ------------        ------------
   End of Period                                             $355,553,217        $340,351,654
                                                             ============        ============
---------------------------------------------------------------------------------------------

(1) See Note 4 in Notes to Financial Statements.
(2) Unaudited.
(3) On December 31, 1999,PreservationPlus Investment Class was liquidated.
(4) On    January    31,    2000,    PreservationPlus    Service    Class    was
    renamedPreservationPlus InvestmentClass.
(5) On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

PreservationPlus
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for PreservationPlus Investment Class.

 INVESTMENT CLASS(5)                            FOR THE PERIOD                         FOR THE PERIOD
                                               OCTOBER 1, 1999          FOR THE      OCTOBER 1, 1997(1)
                                                   THROUGH            YEAR ENDED          THROUGH
                                             DECEMBER 31, 1999(4)     SEPT. 30, 1999    SEPT. 30, 1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $10.00             $ 10.00             $ 10.00
                                                   ------             -------             -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income .......................     0.14                0.54                0.56
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .......................    (0.14)              (0.54)              (0.56)
   Net Realized Gains(3) .......................       --               (0.05)                 --
REVERSE STOCK SPLIT(3) .........................       --                0.05                  --
                                                   ------             -------             -------
NET ASSET VALUE, END OF PERIOD .................   $10.00             $ 10.00             $ 10.00
                                                   ======             =======             =======
TOTAL INVESTMENT RETURN ........................     1.38%               5.50%               5.76%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ....   $   --             $21,754             $15,003
   Ratios to Average Net Assets:
     Net Investment Income .....................     5.47%(2)            5.43%               5.65%
     Expenses After Waivers, Including
        Expenses of the PreservationPlus
          Portfolio ............................     0.55%(2)            0.55%               0.55%
     Expenses Before Waivers, Including
        Expenses of the PreservationPlus
          Portfolio ............................     1.09%(2)            1.00%               1.06%
-----------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Annualized.
(3) See Note 4 in Notes to Financial Statements.
(4) Unaudited.
(5) On December 31, 1999,PreservationPlus Investment Class was liquidated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       10

PreservationPlus
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for PreservationPlus Institutional Class.

 INSTITUTIONAL CLASS                                     FOR THE                           FOR THE PERIOD
                                                        SIX MONTHS           FOR THE       DEC. 14, 19971
                                                           ENDED           YEAR ENDED          THROUGH
                                                      MARCH 31, 20004    SEPT. 30, 1999    SEPT. 30, 1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                      $  10.00          $  10.00          $  10.00
                                                          --------          --------          --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.28               0.55              0.46
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                    (0.28)             (0.55)            (0.46)
   Net Realized Gains3                                      --                 (0.05)               --
REVERSE STOCK SPLIT3                                        --                  0.05                --
                                                         --------           --------          --------
NET ASSET VALUE, END OF PERIOD                           $  10.00           $  10.00          $  10.00
                                                         ========           ========          ========
TOTAL INVESTMENT RETURN                                      2.87%              5.66%             5.91%(2)
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted)              $209,443           $186,563          $162,193
   Ratios to Average Net Assets:
     Net Investment Income                                   5.69%(2)           5.53%             5.79%(2)
     Expenses After Waivers, Including
        Expenses of the PreservationPlus Portfolio           0.40%(2)           0.40%             0.40%(2)
     Expenses Before Waivers, Including
        Expenses of the PreservationPlus Portfolio           0.79%(2)           0.66%             0.90%(2)
------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Annualized.
(3) See Note 4 in Notes to Financial Statements.
(4) Unaudited.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

PreservationPlus
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for PreservationPlus Institutional Service Class.

 INSTITUTIONAL SERVICE CLASS5                                  FOR THE                           FOR THE PERIOD
                                                              SIX MONTHS           FOR THE       APRIL 1, 19981
                                                                 ENDED           YEAR ENDED          THROUGH
                                                            MARCH 31, 20004    SEPT. 30, 1999    SEPT. 30, 1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.00          $  10.00           $ 10.00
                                                               --------          --------           -------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.27              0.54              0.28
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                          (0.27)            (0.54)            (0.28)
   Net Realized Gains(3)                                          --                (0.05)            --
REVERSE STOCK SPLIT(3)                                            --                 0.05             --
                                                               --------          --------           -------
NET ASSET VALUE, END OF PERIOD                                 $  10.00          $  10.00            $10.00
                                                               ========          ========           =======
TOTAL INVESTMENT RETURN                                            2.79%             5.50%             5.78%(2)
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted)                    $115,533          $114,935           $55,137
   Ratios to Average Net Assets:
     Net Investment Income                                         5.52%(2)          5.43%             5.66%(2)
     Expenses After Waivers, Including
        Expenses of the PreservationPlus Portfolio                 0.55%(2)          0.55%             0.55%(2)
     Expenses Before Waivers, Including
        Expenses of the PreservationPlus Portfolio                 0.94%(2)          0.83%             0.94%(2)
---------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Annualized.
(3) See Note 4 in Notes to Financial Statements.
(4) Unaudited.
(5) On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

PreservationPlus
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for PreservationPlus Investment Class.

 INVESTMENT CLASS                                              FOR THE                           FOR THE PERIOD
 (FORMERLY SERVICE CLASS)(5)                                  SIX MONTHS           FOR THE       SEPT. 23, 1998(1)
                                                                 ENDED           YEAR ENDED          THROUGH
                                                            MARCH 31, 2000(4)  SEPT. 30, 1999    SEPT. 30, 1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00           $ 10.00            $10.00
                                                                -------           -------            ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.26              0.51              0.01
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                          (0.26)            (0.51)            (0.01)
   Net Realized Gains(3)                                             --             (0.05)              --
REVERSE STOCK SPLIT(3)                                               --              0.05               --
                                                                -------           -------            ------
NET ASSET VALUE, END OF PERIOD                                  $ 10.00           $ 10.00            $10.00
                                                                =======           =======            ======
TOTAL INVESTMENT RETURN                                            2.66%             5.25%             5.42%(2)
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted)                     $30,577           $17,099             $ 404
   Ratios to Average Net Assets:
     Net Investment Income                                         5.43%(2)          5.20%             5.42%(2)
     Expenses After Waivers, Including
        Expenses of the PreservationPlus Portfolio                 0.65%(2)          0.80%             0.80%(2)
     Expenses Before Waivers, Including
        Expenses of the PreservationPlus Portfolio                 1.22%(2)          1.18%             1.23%(2)

------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Annualized.
(3) See Note 4 in Notes to Financial Statements.
(4) Unaudited.
(5) On  January   31,   2000,   PreservationPlus   Service   Class  was  renamed
    PreservationPlus Investment Class.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       13

PreservationPlus
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. PreservationPlus (the "Fund") is one of the funds offered to investors by the Trust.

The Fund offers two classes of shares to investors; Investment Class (formerly Service Class) and Institutional Class. As of October 18, 1999 Institutional Service Class is no longer establishing new accounts. The Fund had an Investment Class that was liquidated on December 31, 1999. The Fund also had a Service Class that was renamed the Investment Class on January 31, 2000. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting it.

The Investment, Institutional and Institutional Service Classes began operations on September 23, 1998, December 14, 1997 and April 1, 1998, respectively.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the PreservationPlus Portfolio (the "Portfolio"). The Portfolio, a series of BTInvestment Portfolios, is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2000, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis. Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro-rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation charge of the Wrapper Agreements.

C. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and distribute them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds and each of its classes. Expenses directly attributable to a fund or class are charged to that fund or class, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets or within the fund to the classes based on relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                       14

PreservationPlus

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .25% of average daily net assets for the Investment class and .10% of average daily net assets for the Institutional and Institutional Service classes.

The Investment and Institutional Service Classes are also subject to a shareholder servicing fees in the maximum amount of .25% and .15% of average daily net assets, respectively.

Bankers Trust has contractually agreed to waive its fees through January 31, 2001 and reimburse expenses of each Class, to the extent necessary to limit all expenses as follows: Investment Class to .30% of the average daily net assets of the Class, excluding expenses of the Portfolio and .65% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class to
 .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and .40% of the average daily net assets of the Class, including expenses of the Portfolio; and Institutional Service Class to .20% of the average daily net assets of the Class, excluding expenses of the Portfolio and
 .55% of the average daily net assets of the Class, including expenses of the Portfolio.

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange shares. Under normal circumstances, redemptions of shares that are qualified are not subject to a redemption fee. Redemptions of shares that are not qualified and that are made when the redemptions of shares are not directed by plan participants and that are made on less than 12 months prior notice are subject to a redemption fee of 2% of the amount redeemed payable to the Fund.

ICC Distributors, Inc. provides distribution services to the Fund.

--------------------------------------------------------------------------------
                                       15

PreservationPlus
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--SHARES OF BENEFICIAL INTEREST

At March 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          INVESTMENT CLASS SHARES(3)                          INSTITUTIONAL CLASS SHARES
               -----------------------------------------------     -------------------------------------------------
                  FOR THE PERIOD
                  OCTOBER 1, 1999              FOR THE                    FOR THE SIX               FOR THE
                      THROUGH                YEAR ENDED                  MONTHS ENDED             YEAR ENDED
                DECEMBER 31, 1999(2)     SEPTEMBER 30, 1999             MARCH 31, 2000(2)     SEPTEMBER 30, 1999
               -----------------------------------------------     -----------------------------------------------
                SHARES      AMOUNT       SHARES      AMOUNT          SHARES      AMOUNT      SHARES       AMOUNT
               --------- ------------ ----------  -------------    ---------- ------------ ---------- ------------
Sold            180,584 $  1,805,837   1,850,751  $ 18,507,512      5,271,214 $ 52,712,143  5,332,928 $ 53,329,280
Reinvested       19,566      195,665     117,139     1,171,387        555,642    5,556,417  1,162,241   11,622,407
Stock Split1         --           --      (9,097)           --             --           --    (87,449)          --
Redeemed     (2,375,585) (23,755,849) (1,283,691)  (12,836,915)    (3,538,857) (35,388,571)(3,970,685) (39,706,846)
             ---------- ------------  ----------  -------------    ---------- ------------  --------- ------------
Net Increase
  (Decrease) (2,175,435)$(21,754,347)    675,102  $  6,841,984      2,287,999 $ 22,879,989  2,437,035 $ 25,244,841
             ========== ============  ==========  ============     ========== ============  ========= ============

                     INSTITUTIONAL SERVICE CLASS SHARES5          INVESTMENT CLASS SHARES(4) (FORMERLY SERVICE CLASS)
               -----------------------------------------------    ---------------------------------------------------
                    FOR THE SIX            FOR THE PERIOD                 FOR THE SIX               FOR THE
                   MONTHS ENDED              YEAR ENDED                  MONTHS ENDED             YEAR ENDED
                  MARCH 31, 2000(2)      SEPTEMBER 30, 1999             MARCH 31, 2000(2)     SEPTEMBER 30, 1999
               -----------------------------------------------     -----------------------------------------------
                SHARES      AMOUNT       SHARES      AMOUNT          SHARES      AMOUNT      SHARES       AMOUNT
               --------- ------------ --------------------------------------------------------------------------------
Sold          1,120,019  $11,200,191   8,620,987  $ 86,209,870      2,895,163 $ 28,951,632  1,822,089  $18,220,889
Reinvested      317,054    3,170,546     483,386     4,833,857         84,227      842,269     52,812      528,121
Stock Split(1)       --           --     (28,473)           --             --           --     (1,407)          --
Redeemed     (1,377,329) (13,773,287) (3,096,018)  (30,960,184)    (1,631,543) (16,315,430)  (204,066)  (2,040,656)
             ----------  -----------  ----------  -------------    ---------- ------------  ---------  -----------
Net Increase     59,744  $   597,450   5,979,882  $ 60,083,543      1,347,847 $ 13,478,471  1,669,428  $16,708,354
             ==========  ===========  ==========  ============     ========== ============  =========  ===========

----------------------------------------------------------------------------------------------------------------------

(1) See Note 4.
(2) Unaudited.
(3) On December 31, 1999, PreservationPlus Investment Class was liquidated.
(4) On  January   31,   2000,   PreservationPlus   Service   Class  was  renamed
    PreservationPlus Investment Class.
(5) On October 18, 1999, PreservationPlus Institutional Service Class ceased establishing new accounts.

NOTE 4--ADDITIONAL DISTRIBUTIONS
In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

On December 4, 1998, the Fund declared a capital gain distribution of $.05 per share and a corresponding reverse stock split of $.995 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

NOTE 5--FUND NAME CHANGE
On January 31, 2000 the Fund changed its name from BT PreserationPlus Fund to PreservationPlus.

--------------------------------------------------------------------------------
                                       16

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                           VALUE

              ASSET-BACKED SECURITIES - 19.3%
              American Express Credit Card,
$ 2,000,000    7.60%, 8/15/02 ...................... $ 2,012,450
  1,000,000    5.90%, 4/15/04 ......................     966,365
    550,000    5.95%, 12/15/06 .....................     526,886
              AT&T Master Trust 1995,
  2,000,000    5.95%, 10/17/02 .....................   1,992,770
              California Infrastructure PG&E,
  3,000,000    6.38%, 9/25/08 ......................   2,885,385
  2,000,000    6.42%, 9/25/08 ......................   1,928,210
              Capital Auto Receivables Asset
               Trust,
  1,000,000    5.68%, 8/15/04 ......................     979,065
              Capital One,
  2,000,000    5.43%, 1/15/07 ......................   1,883,210
              Carco Auto Loan Master Trust,
    500,000    5.78%, 3/15/02 ......................     485,397
              Chase Credit Master Trust,
  1,000,000    6.30%, 4/15/03 ......................     999,585
  1,500,000    6.00%, 8/15/05 ......................   1,454,932
    250,000    6.66%, 1/15/07 ......................     244,394
    300,000    7.09%, 2/15/09 ......................     300,186
              Chase Manhattan,
    300,000    7.407%, 9/25/11 .....................     293,344
              Citibank Credit Card Master
               Trust,
  2,000,000    5.85%, 4/10/03 ......................   1,975,050
    650,000    5.80%, 5/15/08 ......................     614,331
  1,000,000    5.875%, 3/10/11 .....................     909,235
              COMED Transitional Funding Trust,
  1,000,000    5.44%, 3/25/07 ......................     933,285
              Discover Card Master Trust,
  2,000,000    5.80%, 9/16/03 ......................   1,980,000
  1,000,000    5.85%, 1/17/06 ......................     960,425
  1,000,000    5.60%, 5/16/06 ......................     948,925
  2,000,000    6.20%, 5/16/06 ......................   1,941,050
              EQCC Home Equity Loan Trust,
    323,714    6.54%, 4/15/11 ......................     323,797
              First Bank Corporate Card Master
               Trust,
  3,000,000    6.40%, 2/15/03 ......................   2,960,715
              First USA Credit Card Master
               Trust,
  5,000,000    6.42%, 3/17/05 ......................   4,931,625
  1,000,000    5.28%, 9/18/06 ......................     938,905
  2,000,000    5.911%, 1/17/07 .....................   2,000,230
              Fleet Credit Card Master Trust,
  2,000,000    6.00%, 11/15/05 .....................   1,944,070
    250,000    6.90%, 4/16/07 ......................     247,654
              Ford Credit Auto Loan Master
               Trust,
  3,000,000    6.50%, 8/15/02 ......................   2,999,715
              MBNA Master Credit Trust,
    250,000    6.40%, 1/18/05 ......................     246,344
  3,000,000    6.55%, 1/15/07 ......................   2,933,985
    450,000    6.60%, 4/16/07 ......................     440,363
  2,000,000    5.971%, 11/17/08 ....................   2,002,650
    850,000    5.90%, 8/15/11 ......................     777,780
  1,250,000    7.00%, 2/15/12 ......................   1,231,681
              NationsBank Credit Card Master
               Trust,
  3,000,000    6.00%, 12/15/05 .....................   2,890,995
              Premier Auto Trust,
  2,000,000    5.96%, 10/8/02 ......................   1,970,650
    750,000    5.82%, 12/6/02 ......................     739,361
  1,000,000    5.19%, 4/8/03 .......................     967,165
              Prime Credit Card Master Trust,
  2,000,000    6.75%, 11/15/05 .....................   1,979,710
              Providian Master Trust,
  1,000,000    6.25%, 6/15/07 ......................     980,105
    200,000    7.49%, 8/17/09 ......................     202,375
              Sears Credit Account Master
               Trust,
  1,000,000    5.80%, 8/15/05 ......................     989,905
  1,000,000    6.05%, 1/15/08 ......................     970,215
    500,000    5.65%, 3/17/09 ......................     474,472
              Standard Credit Card Master
               Trust,
    700,000    5.95%, 10/7/04 ......................     673,375
              Superior Wholesale Inventory
               Financing Tr,
  2,000,000    5.505%, 5/15/06 .....................   1,997,710

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       17

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE
              Toyota Auto Lease Trust,
$ 2,000,000    6.35%, 4/26/04 .....................  $ 1,989,360
              West Penn Funding LLC,
    750,000    6.98%, 12/26/08 ....................      736,909
                                                      ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $70,844,708) .............................   68,756,301
                                                      ----------
              CORPORATE DEBT - 26.6%
              FINANCIAL SERVICES - 11.7%
              Abbey National PLC,
    200,000    6.69%, 10/17/05 ....................      190,741
              ABN Amro Bank,
  1,000,000    7.55%, 6/28/06 .....................    1,000,850
    200,000    7.125%, 6/18/07 ....................      194,528
              Allstate Corp.,
    250,000    7.20%, 12/1/09 .....................      239,570
              American General Finance,
  1,000,000    5.90%, 1/15/03 .....................      966,730
              Asian Development Bank,
  1,000,000    5.75%, 5/19/03 .....................      963,390
              Associates Corp.,
  1,000,000    9.125%, 4/1/00 .....................    1,000,000
              Bank America Corp.,
    300,000    7.50%, 10/15/02 ....................      300,969
  1,000,000    6.625%, 6/15/04 ....................      972,660
    400,000    7.125%, 5/12/05 ....................      392,850
              Bank of New York,
    200,000    7.30%, 12/1/09 .....................      196,139
              Barclays Bank PLC,
    140,000    7.40%, 12/15/09 ....................      137,703
              Bear Stearns Co.,
    300,000    6.15%, 3/2/04 ......................      284,672
              Chase Manhattan Corp.,
  2,000,000    7.125%, 2/1/07 .....................    1,959,570
              Chrysler Financial Corp.,
    200,000    6.95%, 3/25/02 .....................      198,563
              CIT Group,
    500,000    5.50%, 2/15/04 .....................      467,453
    150,000    7.125%, 10/15/04 ...................      148,086
              CNA Financial,
  1,000,000    6.45%, 1/15/08 .....................      892,951
              Commercial Credit Co.,
     90,000    7.375%, 3/15/02 ....................       90,000
              Federal National Mortgage
               Assoc.,
  1,000,000    5.98%, 9/15/08 .....................      945,495
              First Union National Bank,
    300,000    7.125%, 10/15/06 ...................      292,131
              Fleet Financial Group,
    200,000    7.375%, 12/1/09 ....................      195,324
              Ford Motor Credit,
    375,000    9.00%, 9/15/01 .....................      383,216
  4,000,000    6.19%, 10/15/02 ....................    4,018,983
  2,000,000    6.00%, 1/14/03 .....................    1,929,250
    200,000    7.25%, 1/15/03 .....................      198,885
    250,000    6.70%, 7/16/04 .....................      243,195
    700,000    7.375%, 10/28/09 ...................      686,931
              General Electric Capital Corp.,
    500,000    8.625%, 6/15/08 ....................      539,668
              General Motors Acceptance
               Corp.,
  1,300,000    6.875%, 7/15/01 ....................    1,294,344
  2,000,000    5.895%, 12/17/01 ...................    2,007,834
    500,000    6.625%, 1/10/02 ....................      493,900
  1,000,000    6.75%, 3/15/03 .....................      974,886
  1,000,000    7.125%, 5/1/03 .....................      990,220
              Goldman Sachs Group,
    175,000    6.65%, 5/15/09 .....................      162,443
    200,000    7.35%, 10/1/09 .....................      194,560
              Heller Financial,
    150,000    6.00%, 3/19/04 .....................      141,975
              Household Finance Co.,
  1,000,000    8.375%, 11/15/01 ...................    1,013,940
    400,000    6.00%, 5/1/04 ......................      379,234
              Household Netherlands BV,
    250,000    6.20%, 12/1/03 .....................      239,039
              International Lease Finance
               Corp.,
    200,000    6.375%, 2/15/02 ....................      196,875
              J.P. Morgan, Inc.,
  1,000,000    6.70%, 11/1/07 .....................      943,055
              John Deere Capital,
    250,000    6.00%, 2/15/09 .....................      220,532
              KFW International Finance,
    120,000    8.20%, 6/1/06 ......................      124,215
              Lehman Brothers, Inc.
    400,000    7.25%, 4/15/03 .....................      395,128
              Lehman Brothers Holdings, Inc.
    195,000    7.00%, 5/15/03 .....................      190,542
    400,000    6.125%, 7/15/03 ....................      382,085
    150,000    7.75%, 1/15/05 .....................      149,919
    150,000    7.875%, 11/1/09 ....................      149,620
              McDonald's Corp.,
  2,000,000    6.50%, 8/1/07 ......................    1,932,624
              Mellon Financial, Co.,
  1,000,000    6.375%, 2/15/10 ....................      915,452
              Merrill Lynch & Co.,
  1,000,000    6.00%, 2/12/03 .....................      963,751
    500,000    6.875%, 3/1/03 .....................      491,110

                       See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                           VALUE
              Morgan Stanley Group,
 $  750,000    8.33%, 1/15/07 .....................   $  775,105
  1,250,000    6.875%, 3/1/07 .....................    1,203,939
              NationsBank,
  1,000,000    5.75%, 3/15/01 .....................      987,766
              Norwest Corp.,
  1,000,000    8.15%, 11/1/01 .....................    1,012,861
              Rockwell International,
  2,000,000    6.15%, 1/15/08 .....................    1,837,068
              Society National Bank,
    200,000    7.25%, 6/1/05 ......................      195,378
              Toyota Motor Credit,
    500,000    5.50%, 12/15/08 ....................      453,950
              Transamerica Finance Corp.,
    150,000    6.125%, 11/1/01 ....................      146,844
                                                      ----------
                                                      41,590,697
                                                      ----------
              INDUSTRIAL - 7.5%
              Abbott Labs,
  1,000,000    6.40%, 12/1/06 .....................      973,430
              Amoco Canada,
    600,000    7.25%, 12/1/02 .....................      602,133
              Anheuser Busch,
  2,000,000    9.00%, 12/1/09 .....................    2,247,948
              BP America , Inc.,
  1,000,000    7.875%, 5/15/02 ....................    1,013,832
              Cambell,
    150,000    6.15%, 12/1/02 .....................      146,434
              Caterpillar,
    100,000    7.25%, 9/15/09 .....................       98,510
              Conoco,
    250,000    5.90%, 4/15/04 .....................      238,000
    360,000    6.35%, 4/15/09 .....................      335,984
              DaimlerChrysler,
    425,000    7.20%, 9/1/09 ......................      415,595
              Diageo Captial PLC,
  1,000,000    6.125%, 8/15/05 ....................      945,690
              E.I. duPont de Nemours Co.,
  2,000,000    9.15%, 4/15/00 .....................    2,001,160
    300,000    6.875%, 10/15/09 ...................      291,175
              GTE Southwest,
  1,000,000    6.54%, 12/1/05 .....................      962,837
  1,000,000    6.23%, 1/1/07 ......................      936,780
              Hanson Overseas,
  2,000,000    6.75%, 9/15/05 .....................    1,913,380
              IBM Corp.,
    125,000    5.10%, 11/10/03 ....................      117,519
    300,000    5.375%, 2/1/09 .....................      265,830
              Lucent Technologies, Inc.,
  1,000,000    5.50%, 11/15/08 ....................      890,541
              Mattel, Inc.,
    750,000    6.125%, 7/15/05 ....................      676,826
              Proctor & Gamble,
  1,000,000    5.25%, 9/15/03 .....................      941,265
              Rohm & Haas Co,
    150,000    6.95%, 7/15/04 .....................      148,221
              Sears Roebuck,
    500,000    6.125%, 1/15/06 ....................      460,157
              Sears Roebuck Acceptance Corp.,
  2,000,000    7.00%, 6/15/07 .....................    1,906,142
              Sony Corp.,
  1,000,000    6.125%, 3/4/03 .....................      973,835
              TCI Communications, Inc.,
  1,000,000    8.65%, 9/15/04 .....................    1,051,615
              Texaco Capital, Inc.,
  1,500,000    8.50%, 2/15/03 .....................    1,545,735
              TRW,
  1,000,000    6.05%, 1/15/05 .....................      932,215
              United Technology Corp,
    200,000    7.00%, 9/15/06 .....................      197,185
              Wal-Mart Stores,
  1,890,000    9.10%, 7/15/00 .....................    1,901,255
    100,000    6.50%, 6/1/03 ......................       98,450
    300,000    6.875%, 8/10/09 ....................      292,362
              Walt Disney Co.,
  1,000,000    6.75%, 3/30/06 .....................      976,685
              Weyerhaeuser Co.,
    250,000    7.25%, 7/1/13 ......................      246,403
                                                      ----------
                                                      26,745,129
                                                      ----------
              OTHER - 3.9%
              Citibank Credit Card Master Trust,
  1,500,000    6.65%, 11/15/06 ....................    1,464,638
              DHMT 1998 - 1 A,
  2,000,000    5.90%, 5/25/06 .....................    1,923,130
              Electronic Data Systems,
    150,000    6.85%, 10/15/04 ....................      148,224
    115,000    7.125%, 10/15/09 ...................      112,840
              Federal Farm Credit Bank,
  2,000,000    5.233%, 5/17/01 ....................    1,998,836
              InterAmerican Development Bank,
  1,750,000    8.50%, 5/1/01 ......................    1,781,138
    200,000    6.125%, 10/4/02 ....................      195,952
    150,000    6.50%, 10/20/04 ....................      147,006
  1,000,000    6.125%, 3/8/06 .....................      953,992
    750,000    5.375%, 11/18/08 ...................      663,329

                       See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                           VALUE
              International Bank for
               Reconstruction & Development,
$ 1,000,000    5.625%, 3/17/03 ....................   $  964,240
              Peco Energy Transition Trust,
  1,200,000    6.13%, 3/1/09 ......................    1,105,134
              Sallie Mae,
  2,000,000    5.653%, 6/8/01 .....................    2,001,818
              Whitman Corp.,
    160,000    6.00%, 5/1/04 ......................      151,230
              Xerox Capital Europe PLC,
    150,000    5.875%, 5/15/04 ....................      140,952
                                                      ----------
                                                      13,752,459
                                                      ----------
              UTILITY - 3.5%
              AT&T Corp.,
  1,000,000    5.625%, 3/15/04 ....................      942,518
              Atlantic Richfield,
    375,000    5.55%, 4/15/03 .....................      359,535
              Central & Southwest Corp.,
  1,000,000    7.25%, 10/1/04 .....................      994,555
              Chesapeake & Potomac Telephone,
    800,000    7.125%, 1/15/02 ....................      798,984
              Chevron Corp.,
    250,000    6.625%, 10/1/04 ....................      245,058
              Consolidated Natural Gas,
  2,000,000    6.625%, 12/1/08 ....................    1,857,470
              Cox Communications,
    200,000    6.15%, 8/1/03 ......................      191,266
              GTE North, Inc.,
  1,000,000    5.65%, 11/15/08 ....................      884,605
              Illinois Power,
    400,000    5.54%, 6/25/09 .....................      365,206
              MCI Worldcom,
    400,000    6.25%, 8/15/03 .....................      388,540
              Peco Energy Transition Trust,
  1,745,000    6.05%, 3/1/09 ......................    1,618,374
              VF Corp.,
  1,000,000    9.50%, 5/1/01 ......................    1,023,124
              Virginia Electric Power,
  1,000,000    6.75%, 2/1/07 ......................      958,490
              Wisconsin Electric Power,
  1,000,000    7.25%, 8/1/04 ......................      997,191
              Wisconsin Power & Light,
    570,000    7.00%, 6/15/07 .....................      560,201
                                                      ----------
                                                      12,185,117
                                                      ----------
TOTAL CORPORATE DEBT
   (Cost $98,622,363) .............................   94,273,402
                                                      ----------
              FOREIGN DEBT - 2.2%
              Ahold Finance USA,
    150,000    6.25%, 5/1/09 ......................      135,218
              Alberta Providence,
  1,000,000    9.25%, 4/1/00 ......................    1,001,400
              Asian Development Bank,
    100,000    6.50%, 10/21/02 ....................       98,621
              Canada Government,
    200,000    6.375%, 11/30/04 ...................      194,607
  1,000,000    5.25%, 11/5/08 .....................      891,405
              Corp Andina de Fomento,
    125,000    7.75%, 3/1/04 ......................      123,996
              Deutsche Ausgleichsbank,
    275,000    6.50%, 9/15/04 .....................      269,278
              Dresdner Bank,
    300,000    6.625%, 9/15/05 ....................      287,060
              HSBC Americas,
    125,000    6.625%, 3/1/09 .....................      117,951
              HSBC Holding PLC,
    340,000    7.50%, 7/15/09 .....................      338,773
              Italy Global Bond,
    350,000    6.00%, 9/27/03 .....................      338,880
              Kingdom of Sweden,
    350,000    6.50%, 3/4/03 ......................      345,191
              National Westminister Bank,
    200,000    7.375%, 10/1/09 ....................      195,794
              Nippon Telegraph & Telephone,
    150,000    6.00%, 3/25/08 .....................      139,201
              Province of Ontario,
    500,000    7.375%, 1/27/03 ....................      501,814
  1,000,000    6.00%, 2/21/06 .....................      939,704
              Province of Quebec,
    500,000    7.00%, 1/30/07 .....................      488,002
    150,000    5.75%, 2/15/09 .....................      134,457
              Republic of Chile,
     75,000    6.875%, 4/28/09 ....................       69,413
              Republic of Finland,
    550,000    7.875%, 7/28/04 ....................      568,351
              Republic of Ireland,
    300,000    7.875%, 12/1/01 ....................      304,012
              Republic of Portugal,
    150,000    5.75%, 10/8/03 .....................      144,308
              Santander Financial Issuances,
    150,000    7.00%, 4/1/06 ......................      144,604
              Westdeutsche Landesbank,
    125,000    6.05%, 1/15/09 .....................      113,461
                                                      ----------
TOTAL FOREIGN DEBT
   (Cost $8,251,826) ..............................    7,885,501
                                                      ----------

                       See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              MORTGAGE BACKED SECURITIES - 26.3%
              FGLMC Gold,
  1,993,468    6.00%, 5/1/29 ......................  $ 1,817,330
              FHLMC,
  1,000,000    6.25%, 10/15/02 ....................      983,436
    750,000    6.25%, 7/15/04 .....................      727,390
  2,000,000    7.00%, 11/1/08 .....................    1,920,630
    150,000    6.625%, 9/15/09 ....................      144,501
              FHLMC Gold,
    500,000    5.75%, 3/15/09 .....................      452,954
    890,788    5.50%, 11/1/13 .....................      821,191
    883,171    6.00%, 12/1/13 .....................      831,959
    123,705    7.50%, 4/1/27 ......................      121,955
    249,834    7.50%, 6/1/27 ......................      246,300
     47,339    7.50%, 10/1/27 .....................       46,670
  2,898,755    6.00%, 12/1/28 .....................    2,642,629
  2,725,602    6.50%, 12/1/28 .....................    2,562,225
              FHLMC TBA,
  1,000,000    7.50%, 5/1/07 ......................      999,060
  1,000,000    6.00%, 4/1/08 ......................      940,310
  1,000,000    6.50%, 11/1/08 .....................      960,622
  2,000,000    6.50%, 11/1/08 .....................    1,921,185
  2,000,000    7.50%, 5/1/22 ......................    1,964,370
  2,000,000    7.50%, 5/1/22 ......................    1,966,870
  4,000,000    7.00%, 3/1/23 ......................    3,843,740
  3,000,000    6.50%, 11/2/23 .....................    2,812,491
              FNCL,
    534,902    6.50%, 1/1/14 ......................      515,009
    771,057    7.00%, 2/1/14 ......................      757,317
    951,208    6.00%, 12/1/28 .....................      866,189
    988,293    6.50%, 12/1/28 .....................      931,466
    933,597    6.00%, 12/15/28 ....................      854,531
    825,847    7.00%, 1/1/29 ......................      794,302
    957,338    6.50%, 1/15/29 .....................      903,511
  2,422,884    6.50%, 2/1/29 ......................    2,272,980
  2,451,773    6.50%, 2/1/29 ......................    2,300,082
  2,477,333    6.50%, 2/1/29 ......................    2,324,061
    914,315    7.00%, 3/1/29 ......................      879,452
  3,909,730    6.00%, 7/1/29 ......................    3,560,278
  2,962,210    6.50%, 8/1/29 ......................    2,777,072
    984,829    6.50%, 11/1/29 .....................      923,277
              FNMA,
    700,000    6.25%, 11/15/02 ....................      687,859
  1,000,000    6.50%, 8/15/04 .....................      978,358
    422,324    6.50%, 5/1/05 ......................      413,324
    388,784    6.50%, 6/1/05 ......................      380,499
  1,000,000    5.25%, 1/15/09 .....................      875,238
    323,419    7.00%, 9/1/12 ......................      317,945
  1,887,738    8.00%, 5/1/17 ......................    1,900,977
    100,390    8.50%, 1/1/20 ......................      102,873
  1,284,016    8.00%, 12/1/21 .....................    1,293,134
  1,000,000    6.50%, 4/1/23 ......................      936,560
    358,085    8.00%, 12/1/23 .....................      360,627
    822,083    6.50%, 10/1/27 .....................      771,713
              FNMA TBA,
  1,000,000    7.00%, 9/1/06 ......................      981,580
  2,000,000    6.50%, 11/1/07 .....................    1,921,870
  2,000,000    6.00%, 4/1/08 ......................    1,879,994
  7,000,000    7.00%, 9/1/21 ......................    6,722,170
  4,000,000    7.50%, 9/1/21 ......................    3,926,084
  1,000,000    7.50%, 4/1/23 ......................      999,685
              GNMA,
    327,039    9.00%, 11/15/20 ....................      339,352
    528,638    8.00%, 5/15/22 .....................      537,180
    198,602    8.50%, 2/15/23 .....................      204,061
    258,543    8.50%, 4/15/23 .....................      265,650
    225,154    8.50%, 8/15/28 .....................      230,992
    558,669    6.50%, 10/15/28 ....................      527,244
    337,753    6.50%, 11/15/28 ....................      318,754
     39,463    6.50%, 1/15/29 .....................       37,219
  1,957,384    6.50%, 2/15/29 .....................    1,847,329
    846,418    6.00%, 7/15/29 .....................      775,155
  1,000,000    6.50%, 5/1/08 ......................      965,622
              GNMA TBA,
  2,000,000    8.00%, 8/1/21 ......................    2,021,870
  6,000,000    7.00%, 9/1/21 ......................    5,803,110
  5,000,000    7.50%, 9/1/21 ......................    4,954,675
                                                      ----------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $95,518,099) .............................   93,666,048
                                                      ----------
              U.S. TREASURY SECURITIES - 5.5%
              U.S. Treasury Note,
  1,000,000    5.25%, 5/31/01 .....................      985,938
 11,450,000    5.75%, 8/15/03 .....................   11,231,740
    200,000    5.875%, 2/15/04 ....................      196,719
    500,000    5.25%, 5/15/04 .....................      480,157
  4,975,000    7.25%, 5/15/04 .....................    5,130,469
  1,500,000    5.625%, 5/15/08 ....................    1,441,756
                                                      ----------
TOTAL U.S. TREASURY SECURITIES
   (Cost $19,726,542) .............................   19,466,779
                                                      ----------

                       See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT/
   SHARES             SECURITY                             VALUE

              SHORT-TERM INSTRUMENTS - 29.1%
              MUTUAL FUND - 23.2%
              Institutional Cash Management
 82,483,144    Fund ............................... $ 82,483,144
                                                      ----------
              U. S. GOVERNMENT - 5.9%
              U.S. Treasury Bill,
$16,000,000    5.22%, 4/13/00 .....................   15,978,800
  5,000,000    5.90%, 4/20/00 .....................    4,986,140
                                                      ----------
 ..................................................   20,964,940
                                                      ----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $103,447,297) ............................  103,448,084
                                                     ===========
TOTAL INVESTMENTS
   (Cost $396,410,835) ....................  109.0% $387,496,115
                                                    ------------
              WRAPPER AGREEMENTS1 - 4.0%
Bank of America NT&SA .............................    3,559,107
National Westminster Bank PLC .....................    3,098,906
Credit Suisse FinancialProducts ...................    3,098,906
Transamerica LifeInsurance &Annuity Co. ...........    3,610,241
                                                      ----------
TOTAL WRAPPER AGREEMENTS ..........................   13,367,160
                                                      ----------
LIABILITIES IN EXCESS OF OTHER ASSETS .............  (45,379,281)
                                             -----   -----------
NET ASSETS ...............................   100.0% $355,483,994
                                             =====  ============

--------------------------------------------------------------------------------
(1) Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

The following abbreviations are used in portfolio descriptions:
FGLMC  --  Federal Government Loan Mortgage Company.
FHLMC  --  Federal Home Loan Mortgage Corporation.
FNMA   --  Federal National Mortgage Association
FNCL   --  Federal National Mortgage Association Class Loan
GNMA   --  Government National Mortgage Association
TBA    --  To be announced  securities.  TBA's represent firm commitments of the
           Portfolio for securities authorized for issuance but not yet actually issued.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  (Unaudited)

                                                                 AS OF
                                                                 MARCH 31, 2000
ASSETS
   Investment at Value (Cost of $396,410,835) ..................   $387,496,115
   Interest Receivable .........................................      3,227,633
   Receivable for Securities Sold ..............................     35,452,504
   Wrapper Agreements ..........................................     13,367,160
                                                                   ------------
Total Assets ...................................................   439,543,412
                                                                   ------------
LIABILITIES
   Payable for Securities Purchased ............................     83,883,935
   Due To Bankers Trust ........................................          6,281
   Accrued Expenses and Other ..................................        169,202
                                                                   ------------
Total Liabilities ..............................................     84,059,418
                                                                   ------------
NET ASSETS .....................................................   $355,483,994
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid in Capital .............................................   $354,951,380
   Net Unrealized Appreciation/Depreciation on
     Investments and Wrapper Agreements ........................        532,614
                                                                   ------------
NET ASSETS .....................................................   $355,483,994
                                                                   ============

                       See Notes to Financial Statements.
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--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                                  MARCH 31, 2000
INVESTMENT INCOME
   Interest Income .............................................    $10,556,068
   Credited Rate Interest ......................................        393,196
                                                                    -----------
Total Investment Income ........................................     10,949,264
                                                                    -----------
EXPENSES
   Advisory Fees ...............................................        585,378
   Wrapper Fees ................................................        185,038
   Administration and Service Fees .............................         90,457
   Professional Fees ...........................................          7,133
   Trustees Fees ...............................................            820
   Miscellaneous ...............................................            414
                                                                    -----------
Total Expenses .................................................        869,240
Less: Fee Waivers or Expense Reimbursements ....................       (236,041)
                                                                    -----------
Net Expenses ...................................................       633,199
                                                                    -----------
NET INVESTMENT INCOME ..........................................     10,316,065
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND WRAPPER AGREEMENTS
   Realized Loss from Investment Transactions ..................       (535,235)
   Net Change in Unrealized Appreciation/
     Depreciation on Investments ...............................     (3,385,725)
   Net Change in Unrealized Appreciation/
     Depreciation on Wrapper Agreements ........................      3,920,960
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   WRAPPER AGREEMENTS ..........................................             --
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $10,316,065
                                                                    ===========

                       See Notes to Financial Statements.

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                                       24

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE SIX           FOR THE
                                                                    MONTHS ENDED          YEAR ENDED
                                                                   MARCH 31, 2000(1)    SEPT. 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                            $ 10,316,065          $  16,199,271
   Net Realized Loss on Investments                                     (535,235)            (2,122,205)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments                                                   (3,385,725)            (9,468,496)
   Net Change in Unrealized Appreciation/Depreciation
     on Wrapper Agreements                                             3,920,960             11,590,701
                                                                    ------------          -------------
Net Increase in Net Assets from Operations                            10,316,065             16,199,271
                                                                    ------------          -------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested                                     63,185,762            210,131,938
   Value of Capital Withdrawn                                        (58,773,626)          (118,126,797)
                                                                    ------------          -------------
Net Increase in Net Assets from Capital Transactions                   4,412,136             92,005,141
                                                                    ------------          -------------
TOTAL INCREASE IN NET ASSETS                                          14,728,201            108,204,412
NET ASSETS
   Beginning of Period                                               340,755,793            232,551,381
                                                                    ------------          -------------
   End of Period                                                    $355,483,994          $ 340,755,793
                                                                    ============          =============

---------------------------------------------------------------------------------------------------------

(1) Unaudited.

                       See Notes to Financial Statements.
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                                       25

PreservationPlus Portfolio
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FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Portfolio.

                                                FOR THE SIX           FOR THE
                                               MONTHS ENDED         YEAR ENDED
                                              MARCH 31, 2000(1)   SEPT. 30, 1999
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted)         $355,484              $340,756
Ratios to Average Net Assets:
   Net Investment Income                             5.69%(2)              5.57%
   Expenses After Waivers                            0.35%(2)              0.35%
   Expenses Before Waivers                           0.64%(2)              0.50%
Portfolio Turnover Rate                               258%                  291%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Annualized.

                       See Notes to Financial Statements.
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                                       26

PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The PreservationPlus Portfolio (the "Portfolio"), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and began operations on October 1, 1997 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities are normally valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust Company pursuant to procedures adopted by the Portfolio's Board of Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into "TBA" (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------
                                       27

PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .35% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Institutional Cash Management Fund.

Bankers Trust has contractually agreed to waive its fees through January 31, 2001 and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .35% of the average daily net assets of the Portfolio.

The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the six months ended March 31, 2000 amounted to $2,643,453, and are included in dividend income.

At March 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants, based on net assets. No amounts were drawn down or outstanding for this Portfolio under the credit facility for the six months ended March 31, 2000. Subsequent to March 31, 2000, the revolving credit facility was renewed and increased to $200,000,000, which expires April 27, 2001.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2000, were $369,997,054 and $369,844,838, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 2000, was $396,410,835. The aggregate gross unrealized appreciation was $181,525, and the aggregate gross unrealized depreciation for all investments was $9,096,245 as of March 31, 2000.

NOTE 4--WRAPPER AGREEMENTS
The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

NOTE 5--PORTFOLIO NAME CHANGE
On January 31, 2000, the Portfolio changed its name from BT PreservationPlus Portfolio to PreservationPlus Portfolio.

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                                       28

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

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                   DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                   P.O. BOX 219210
                                   KANSAS CITY, MO 64121-9210
or call our toll-free number:      1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

PreservationPlus Fund                          PreservationPlus CUSIP #055847834
BT Pyramid Mutual Funds                                               #055847826
                                                                      #055847818
                                               COMBPLUSSA (03/00)

Distributed by:
ICC Distributors, Inc.